CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 329	$ 516		$ 584
Accounts receivable (net of allowances for doubtful accounts of$5 and $4 as of March 31, 2022 and December 31, 2021, respectively)	562	381		144
Due from affiliates	9	18		15
Prepaid expenses and other current assets	143	137		126
Total current assets	1,043	1,052		869
Property and equipment, net	213	216		194
Equity method investments	16	17		23
Goodwill	1,346	1,358		1,028	$ 1,023
Other intangible assets, net	718	746		348
Operating lease right-of-use assets	54	59		55
Deferred tax assets	300	282		217
Other non-current assets	46	41		24
Total assets	3,736	3,771		2,758
Current liabilities:
Accounts payable	289	137		96
Due to affiliates	41	41		7
Accrued expenses and other current liabilities	448	519		440
Current portion of operating lease liabilities	20	21		20
Current portion of long-term debt	3	3		7
Total current liabilities	801	721		570
Long-term debt, non-current, net of unamortized debt discount and debt issuance costs	1,020	1,020		617
Deferred tax liabilities	119	119		100
Pension liabilities	316	333		413
Long-term operating lease liabilities	55	61		58
Other non-current liabilities	26	23		16
Total liabilities	2,337	2,277		1,774
Commitments and Contingencies (see note [11])
Preferred shares (par value $0.00001; 3,000,000 shares authorized; 1,500,000 shares issued and outstanding as of both March 31, 2022 and December 31, 2021; redemption amount of $165 and $160 as of March 31, 2022 and December 31, 2021, respectively)	165	160
Shareholders' equity:
Additional paid-in capital	2,558	2,560		1,752
Accumulated deficit	(1,156)	(1,065)		(592)
Accumulated other comprehensive loss	(169)	(162)		(179)
Total shareholders' deficit	1,233	1,333		981
Equity attributable to noncontrolling interest in subsidiaries	1	1		3
Total shareholders' equity	1,234	1,334	$ 861	984	$ 1,682	$ 1,657
Total liabilities, temporary equity and shareholders' deficit	3,736	3,771		$ 2,758
Voting ordinary shares
Shareholders' equity:
Shares (par value 0.00001; 40,000,000 shares authorized; 36,000,000 shares issued and outstanding as of both March 31, 2022 and December 31, 2021)	0	0
Non-Voting ordinary shares
Shareholders' equity:
Shares (par value 0.00001; 40,000,000 shares authorized; 36,000,000 shares issued and outstanding as of both March 31, 2022 and December 31, 2021)	0	0
Profit Shares
Shareholders' equity:
Shares (par value 0.00001; 40,000,000 shares authorized; 36,000,000 shares issued and outstanding as of both March 31, 2022 and December 31, 2021)	0	0
Management Incentive Plan Shares
Shareholders' equity:
Shares (par value 0.00001; 40,000,000 shares authorized; 36,000,000 shares issued and outstanding as of both March 31, 2022 and December 31, 2021)	$ 0	$ 0